Fair Value Of Financial Instruments (Schedule Of Carrying Values And Fair Values For Financial Instruments) (Details) - USD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Assets	$ 8.9	$ 1.5
Derivative Liabilities	0.8	15.5
Debt	4,806.9	5,918.4
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Assets	8.9	1.5
Derivative Liabilities	0.8	15.5
Debt	4,651.2	5,692.6
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Assets
Derivative Liabilities
Debt
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Assets	8.9	1.5
Derivative Liabilities	0.8	15.5
Debt	4,806.9	5,826.4
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Assets
Derivative Liabilities
Debt		92.0
SB/RH [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	4,330.9	3,960.2
SB/RH [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	4,233.3	3,759.2
SB/RH [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt
SB/RH [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	4,330.9	3,960.2
SB/RH [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt